Combined And Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	Sep. 30, 2011	Dec. 31, 2010
Combined And Consolidated Balance Sheets [Abstract]
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares authorized	50,000	50,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	300,000	300,000
Common stock, shares, issued	70,006	0
Common stock, shares, outstanding	70,006	0